Financial instruments and risk management - Average monthly net borrowings and effective interest rate (Details) - GBP (£) £ in Millions	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of average monthly borrowings and effective interest rate [line items]
Average monthly net borrowings	£ 13,246	£ 11,277	£ 9,091
Effective interest rate	2.60%	2.40%	2.60%
Weighted average
Disclosure of average monthly borrowings and effective interest rate [line items]
Average monthly net borrowings	£ 12,708	£ 10,393	£ 9,063